Other information about investments - Other significant investments -Enilive, Refining and Chemicals (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 GHS (GH₵)	Dec. 31, 2023 SAR (ر.س)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Other significant investments
Share capital		€ 4,005,000,000					€ 4,005,000,000
ENI SpA
Other significant investments
Share capital		4,005,358,876					€ 4,005,358,876
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Two [Member]
Other significant investments
Company name	BFS Berlin Fuelling Services GbR
Registered office	Berlin (Germany)
Country of operation	Germany
Share capital		89,199
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Two [Member] | Eni Deutsch.GmbH
Other significant investments
% Ownership	12.50%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Two [Member] | Third parties
Other significant investments
% Ownership	87.50%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Three [Member]
Other significant investments
Company name	Compañía de Economia Mixta “Austrogas”
Registered office	Cuenca (Ecuador)
Country of operation	Ecuador
Share capital | $						$ 6,863,493
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Three [Member] | Eni Ecuador SA
Other significant investments
% Ownership	13.38%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Three [Member] | Third parties
Other significant investments
% Ownership	86.62%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Four [Member]
Other significant investments
Company name	Dépôt Pétrolier de la Côte d’Azur SAS
Registered office	Nanterre (France)
Country of operation	France
Share capital		207,500
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Four [Member] | Eni France Sarl
Other significant investments
% Ownership	18.00%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Four [Member] | Third parties
Other significant investments
% Ownership	82.00%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Five [Member]
Other significant investments
Company name	Dépôts Pétroliers de Fos SA
Registered office	Fos-Sur-Mer (France)
Country of operation	France
Share capital		3,954,196.4
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Five [Member] | Eni France Sarl
Other significant investments
% Ownership	16.81%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Five [Member] | Third parties
Other significant investments
% Ownership	83.19%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Six [Member]
Other significant investments
Company name	Gestión de Envases Comerciales e Industriales SL
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		3,000
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Six [Member] | Eni Iberia SLU
Other significant investments
% Ownership	16.40%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Six [Member] | Third parties
Other significant investments
% Ownership	83.60%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Seven [Member]
Other significant investments
Company name	Joint Inspection Group Ltd
Registered office	Cambourne (United Kingdom)
Country of operation	United Kingdom
Share capital | £	£ 0
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Eni Sust. Mobility SpA
Other significant investments
% Ownership	12.50%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Third parties
Other significant investments
% Ownership	87.50%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Eight [Member]
Other significant investments
Company name	S.I.P.G. Société Immobilière Pétrolière de Gestion Snc
Registered office	Tremblay-en-France (France)
Country of operation	France
Share capital		40,000
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Eni France Sarl
Other significant investments
% Ownership	12.50%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Third parties
Other significant investments
% Ownership	87.50%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Nine [Member]
Other significant investments
Company name	Saudi European Petrochemical Co "IBN ZAHR"
Registered office	Al Jubail (Saudi Arabia)
Country of operation	Saudi Arabia
Share capital | ر.س					ر.س 1,200,000,000
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Ecofuel SpA
Other significant investments
% Ownership	10.00%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Third parties
Other significant investments
% Ownership	90.00%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Ten [Member]
Other significant investments
Company name	Sistema Integrado de Gestion de Aceites Usados
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital		175,713
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Eni Iberia SLU
Other significant investments
% Ownership	15.45%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Third parties
Other significant investments
% Ownership	84.55%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Eleven [Member]
Other significant investments
Company name	Tanklager - Gesellschaft Tegel (TGT) GbR
Registered office	Hamburg (Germany)
Country of operation	Germany
Share capital		4,953
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Eni Deutsch.GmbH
Other significant investments
% Ownership	12.50%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Third parties
Other significant investments
% Ownership	87.50%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Twelve [Member]
Other significant investments
Company name	TAR - Tankanlage Ruemlang AG
Registered office	Ruemlang (Switzerland)
Country of operation	Switzerland
Share capital | SFr			SFr 3,259,500
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Twelve [Member] | Eni Suisse SA
Other significant investments
% Ownership	16.27%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Twelve [Member] | Third parties
Other significant investments
% Ownership	83.73%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Thirteen [Member]
Other significant investments
Company name	Tema Lube Oil Co Ltd
Registered office	Accra (Ghana)
Country of operation	Ghana
Share capital | GH₵				GH₵ 258,309
Consolidation or valuation method	F.V.
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Thirteen [Member] | Eni International BV
Other significant investments
% Ownership	12.00%
Enilive and Refining | Foreign (outside Italy) | Other Significant Investments Thirteen [Member] | Third parties
Other significant investments
% Ownership	88.00%
Corporate and financial companies | Foreign (outside Italy) | Other significant investments One [member]
Other significant investments
Company name	New Energy One Acquisition Corporation Plc (#)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £	£ 56,220.61
Consolidation or valuation method	F.V.
Other activities | Italy | Other significant investments One [member]
Other significant investments
Company name	Ottana Sviluppo ScpA (in bankruptcy)
Registered office	Nuoro
Country of operation	Italy
Share capital		€ 516,000
Consolidation or valuation method	F.V.
Other activities | Italy | Other significant investments One [member] | Eni Rewind SpA
Other significant investments
% Ownership	30.00%
Other activities | Italy | Other significant investments One [member] | Third parties
Other significant investments
% Ownership	70.00%